Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Schedule of financial liabilities measured at fair value
June 30,
2018
NIS in thousands
Fair value of convertible warrants	7,194
Unrecognized Day 1 Loss	(2,568)
Warrants, net	4,626